COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended
	Jun. 30, 2021	May 31, 2021
Commitments and Contingencies (Note 6)
Term of agreement		90 days
Annual salary	$ 60,000	$ 250,000